Risk and Capital Management (Details 10) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial assets	R$ 2,673,301	R$ 2,384,618
Amortized cost	1,912,804	1,686,225
Interbank deposits	66,931	51,007
Securities purchased under agreements to resell	243,220	238,321
Loan and lease operations	1,025,493	910,590
At Fair Value through Other Comprehensive Income	106,303	130,039
At Fair Value through Profit or Loss	654,194	568,354
Derivatives	92,439	55,251
Other financial assets	136,713	127,699
Financial liabilities	2,239,979	2,001,691
Deposits	1,054,741	951,352
Securities sold under repurchase agreements	388,787	362,786
Interbank market debts	372,294	328,645
Derivatives	85,413	52,475
Structured notes	318	296
Other financial liabilities	192,407	181,788
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	2,558,504	2,279,326
Central Bank compulsory deposits	138,518	121,146
At Fair Value through Other Comprehensive Income	106,303	130,039
Financial liabilities	2,046,643	1,818,860
Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	1,960,368	1,765,529
Deposits	1,054,741	951,352
Securities sold under repurchase agreements	388,787	362,786
Interbank market debts	372,294	328,645
Institutional market debts	140,547	119,591
Premium bonds plans	3,999	3,155
Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [Member]
IfrsStatementLineItems [Line Items]
At fair value through profit and loss	86,275	53,331
Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	85,413	52,475
Structured notes	318	296
Other financial liabilities	544	560
Difference asset/ liability	511,861	460,466
Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	1,798,007	1,580,933
Interbank deposits	66,925	51,000
Securities purchased under agreements to resell	243,219	238,308
Securities	323,852	259,889
Loan and lease operations	1,025,493	910,590
Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	560,143	511,752
At Fair Value through Profit or Loss	654,194	568,354
Derivatives	92,439	55,251
Other financial assets	1,612	1,351
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Deposits	894,482	817,050
Not later than one month [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	617,119	600,522
Central Bank compulsory deposits	138,518	121,146
At Fair Value through Other Comprehensive Income	17,377	24,844
Financial liabilities	777,435	698,247
Cumulative difference	R$ (160,316)	R$ (97,725)
Ratio of cumulative difference to total interest-bearing assets	(6.30%)	(4.30%)
Not later than one month [member] | Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 766,631	R$ 690,259
Deposits	382,252	347,884
Securities sold under repurchase agreements	322,797	326,025
Interbank market debts	56,173	15,099
Institutional market debts	5,005	805
Premium bonds plans	404	446
Not later than one month [member] | Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [Member]
IfrsStatementLineItems [Line Items]
At fair value through profit and loss	10,804	7,988
Not later than one month [member] | Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	10,775	7,988
Other financial liabilities	29
Difference asset/ liability	(160,316)	(97,725)
Not later than one month [member] | Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	533,678	506,280
Interbank deposits	33,082	28,178
Securities purchased under agreements to resell	201,082	207,697
Securities	12,910	16,384
Loan and lease operations	148,086	132,875
Not later than one month [member] | Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	50,816	59,071
At Fair Value through Profit or Loss	66,064	69,398
Derivatives	15,232	10,327
Other financial assets	16
Later than one month and not later than six months [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	433,855	345,039
At Fair Value through Other Comprehensive Income	16,118	9,683
Financial liabilities	217,860	175,283
Cumulative difference	R$ 55,679	R$ 72,031
Ratio of cumulative difference to total interest-bearing assets	2.20%	3.20%
Later than one month and not later than six months [member] | Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 203,641	R$ 169,109
Deposits	90,133	78,985
Securities sold under repurchase agreements	21,378	1,180
Interbank market debts	87,015	83,409
Institutional market debts	5,057	5,325
Premium bonds plans	58	210
Later than one month and not later than six months [member] | Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [Member]
IfrsStatementLineItems [Line Items]
At fair value through profit and loss	14,219	6,174
Later than one month and not later than six months [member] | Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	14,179	6,165
Other financial liabilities	40	9
Difference asset/ liability	215,995	169,756
Later than one month and not later than six months [member] | Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	347,519	307,520
Interbank deposits	10,559	5,608
Securities purchased under agreements to resell	41,460	30,530
Securities	38,878	37,026
Loan and lease operations	256,622	234,356
Later than one month and not later than six months [member] | Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	57,814	19,439
At Fair Value through Profit or Loss	70,218	27,836
Derivatives	12,321	8,357
Other financial assets	83	40
Later than six months and not later than one year [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	245,916	243,631
At Fair Value through Other Comprehensive Income	6,382	14,116
Financial liabilities	153,291	148,366
Cumulative difference	R$ 148,304	R$ 167,296
Ratio of cumulative difference to total interest-bearing assets	5.80%	7.30%
Later than six months and not later than one year [member] | Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 137,520	R$ 140,559
Deposits	53,767	53,949
Securities sold under repurchase agreements	1,458	4,200
Interbank market debts	74,950	77,263
Institutional market debts	6,971	5,123
Premium bonds plans	374	24
Later than six months and not later than one year [member] | Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [Member]
IfrsStatementLineItems [Line Items]
At fair value through profit and loss	15,771	7,807
Later than six months and not later than one year [member] | Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	15,626	7,798
Structured notes		2
Other financial liabilities	145	7
Difference asset/ liability	92,625	95,265
Later than six months and not later than one year [member] | Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	200,787	174,806
Interbank deposits	9,888	10,071
Securities	36,794	28,335
Loan and lease operations	154,105	136,400
Later than six months and not later than one year [member] | Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	24,538	49,087
At Fair Value through Profit or Loss	38,747	54,709
Derivatives	13,888	5,613
Other financial assets	321	9
Later than one year and not later than five years [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	923,202	795,985
At Fair Value through Other Comprehensive Income	47,809	56,885
Financial liabilities	745,329	686,826
Cumulative difference	R$ 326,177	R$ 276,455
Ratio of cumulative difference to total interest-bearing assets	12.70%	12.10%
Later than one year and not later than five years [member] | Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 710,423	R$ 666,315
Deposits	503,422	467,682
Securities sold under repurchase agreements	5,279	13,250
Interbank market debts	148,059	142,023
Institutional market debts	50,500	40,885
Premium bonds plans	3,163	2,475
Later than one year and not later than five years [member] | Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [Member]
IfrsStatementLineItems [Line Items]
At fair value through profit and loss	34,906	20,511
Later than one year and not later than five years [member] | Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	34,756	20,162
Structured notes	12	19
Other financial liabilities	138	330
Difference asset/ liability	177,873	109,159
Later than one year and not later than five years [member] | Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	507,268	428,529
Interbank deposits	13,382	7,121
Securities	164,332	131,917
Loan and lease operations	329,554	289,491
Later than one year and not later than five years [member] | Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	332,313	289,490
At Fair Value through Profit or Loss	368,125	310,571
Derivatives	35,285	20,484
Other financial assets	527	597
Later than five years [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Financial assets	338,412	294,149
At Fair Value through Other Comprehensive Income	18,617	24,511
Financial liabilities	152,728	110,138
Cumulative difference	R$ 511,861	R$ 460,466
Ratio of cumulative difference to total interest-bearing assets	20.00%	20.20%
Later than five years [member] | Interest rate risk [member] | Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 142,153	R$ 99,287
Deposits	25,167	2,852
Securities sold under repurchase agreements	37,875	18,131
Interbank market debts	6,097	10,851
Institutional market debts	73,014	67,453
Later than five years [member] | Interest rate risk [member] | Financials Liabilities At Fair Value Through Profit Or Loss Category [Member]
IfrsStatementLineItems [Line Items]
At fair value through profit and loss	10,575	10,851
Later than five years [member] | Interest rate risk [member] | Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Derivatives	10,077	10,362
Structured notes	306	275
Other financial liabilities	192	214
Difference asset/ liability	185,684	184,011
Later than five years [member] | Interest rate risk [member] | Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Amortized cost	208,755	163,798
Interbank deposits	14	22
Securities purchased under agreements to resell	677	81
Securities	70,938	46,227
Loan and lease operations	137,126	117,468
Later than five years [member] | Interest rate risk [member] | Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Securities	94,662	94,665
At Fair Value through Profit or Loss	111,040	105,840
Derivatives	15,713	10,470
Other financial assets	R$ 665	R$ 705